Artisan Select Equity Fund Average Annual Total Returns		12 Months Ended	70 Months Ended	104 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				14.87%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		28.62%	14.13%		12.41%
Performance Inception Date	Feb. 28, 2020
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.68%	13.53%		11.72%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.59%	11.31%		9.74%
Investor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.24%		14.42%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		28.80%	14.25%		12.54%
Performance Inception Date	Feb. 28, 2020
Advisor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.24%		14.42%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		28.92%	14.32%		12.60%
Performance Inception Date	Feb. 28, 2020
Institutional | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.24%		14.42%